SEGMENT REPORTING - Information about segments (Details) ₫ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 VND (₫) segment	Jun. 30, 2024 USD ($) segment	Jun. 30, 2023 VND (₫)		Dec. 31, 2023 VND (₫) segment		Dec. 31, 2023 USD ($) segment		Dec. 31, 2022 VND (₫)		Dec. 31, 2021 VND (₫)
SEGMENT REPORTING
Number of reportable segments	3	3			3		3
Revenues	₫ 15,196,102	$ 626,385,078	₫ 9,913,126	[1]	₫ 27,903,869	[2]	$ 1,169,189,181	[2]	₫ 14,965,591	[2]	₫ 16,028,182	[2]
Cost of sales	(24,461,460)	(1,008,304,204)	(16,667,554)	[1]	(41,233,957)		(1,727,728,023)		(27,232,496)		(25,283,958)
Gross profit/(loss)	(9,265,358)	(381,919,126)	(6,754,428)	[1]	(13,330,088)		(558,538,842)		(12,266,905)		(9,255,776)
Operating expenses	(14,160,318)	(583,689,942)	(14,041,993)		(27,080,978)		(1,134,709,545)		(29,989,459)		(17,811,625)
Operating loss	(23,425,676)	(965,609,068)	(20,796,421)	[1]	(40,411,066)		(1,693,248,387)		(42,256,364)		(27,067,401)
Group of customers under common control of Automobiles and E-scooters segments
SEGMENT REPORTING
Revenues					19,023,800		795,500,000		923,300		488,100
Operating segments | Automobiles
SEGMENT REPORTING
Revenues	13,580,412	559,786,150	8,822,891		24,213,794		1,014,572,788		11,136,049		13,593,482
Cost of sales	(22,880,887)	(943,152,803)	(15,472,072)		(37,300,339)		(1,562,907,011)		(22,854,342)		(22,720,417)
Gross profit/(loss)	(9,300,475)	(383,366,653)	(6,649,181)		(13,086,545)		(548,334,223)		(11,718,293)		(9,126,935)
Operating expenses	(10,615,070)	(437,554,411)	(11,877,491)		(21,152,001)		(886,281,781)		(25,628,175)		(15,525,771)
Operating loss	(19,915,545)	(820,921,063)	(18,526,672)		(34,238,546)		(1,434,616,004)		(37,346,468)		(24,652,706)
Operating segments | E-scooter
SEGMENT REPORTING
Revenues	800,476	32,995,713	581,957		2,540,568		106,451,353		1,505,461		678,936
Cost of sales	(1,085,758)	(44,755,070)	(888,601)		(3,107,640)		(130,212,017)		(2,323,472)		(1,040,905)
Gross profit/(loss)	(285,282)	(11,759,357)	(306,644)		(567,072)		(23,760,664)		(818,011)		(361,969)
Operating expenses	(254,106)	(10,474,279)	(150,496)		(738,912)		(30,960,865)		(688,540)		(499,865)
Operating loss	(539,388)	(22,233,636)	(457,140)		(1,305,984)		(54,721,529)		(1,506,551)		(861,834)
Operating segments | Spare parts and aftermarket services
SEGMENT REPORTING
Revenues	765,182	31,540,890	451,479		1,069,287		44,803,779		2,213,369		634,793
Cost of sales	(467,321)	(19,263,026)	(274,409)		(704,515)		(29,519,609)		(1,962,906)		(453,213)
Gross profit/(loss)	297,861	12,277,865	177,070		364,772		15,284,170		250,463		181,580
Operating loss	297,861	12,277,865	177,070		364,772		15,284,170		250,463		181,580
Operating segments | All other
SEGMENT REPORTING
Revenues	50,032	2,062,325	56,799		80,220		3,361,261		110,712		1,120,971
Cost of sales	(27,494)	(1,133,306)	(32,472)		(121,463)		(5,089,386)		(91,776)		(1,069,423)
Gross profit/(loss)	22,538	929,019	24,327		(41,243)		(1,728,125)		18,936		51,548
Operating loss	22,538	929,019	24,327		(41,243)		(1,728,125)		18,936		51,548
Unallocated
SEGMENT REPORTING
Operating expenses	(3,291,142)	(135,661,253)	(2,014,006)		(5,190,065)		(217,466,899)		(3,672,744)		(1,785,989)
Operating loss	₫ (3,291,142)	$ (135,661,253)	₫ (2,014,006)		₫ (5,190,065)		$ (217,466,899)		₫ (3,672,744)		₫ (1,785,989)

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).
[2]	Including sales to related parties in 2021, 2022 and 2023 of VND516,546 million, VND2,378,858 million and VND19,305,452 million (USD808.9 million), as restated, respectively.